UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 86.98%

Accident & Health Insurance - 1.09%
99,900	CNO Financial Group, Inc. *	$ 790,209

Agriculture Productions - Crops - 1.63%
44,404	Fresh Del Monte Produce, Inc. (Caymen Islands)	1,184,255

Agriculture Productions-Livestock & Animal Specialties - 0.95%
21,714	Cal-Maine Foods, Inc.	693,979

Air-Conditioning & Warm Air Heating Equipment - 0.74%
52,487	Tecumseh Products Co. Class-A *	535,367

Ball & Roller Bearings - 1.17%
56,989	NN, Inc. *	852,555

Biotechnology Research & Products - 1.68%
123,129	Trinity Biotech Plc. (Ireland)	1,223,902

Bottled & Canned Soft Drinks Carbonated Waters - 0.81%
8,682	Coca-Cola Bottling Co.	587,424

Business Services, NEC - 1.24%
26,246	Keynote Systems, Inc.	567,701
100,103	Spark Network, Inc. *	332,342
		900,043
Calculating & Accounting Machines (No Electronic Computers) - 1.55%
59,891	NCR Corp. *	1,131,341

Commercial Banks - 2.36%
60,743	FirstMerit Corp.	1,002,867
51,900	Privatebancorp, Inc.	716,220
		1,719,087
Commercial Physical & Biological Research - 0.93%
140,639	Albany Molecular Research, Inc. *	676,474

Computer Communications Equipment - 0.98%
235,101	ADPT Corp. *	712,356

Computer Peripheral Equipment, NEC - 1.40%
158,000	Brocade Communications Systems, Inc. *	1,020,680

Computer Processing & Data Preparation - 0.42%
199,288	Ipass, Inc.	302,918

Computer Programming, Data Processing Etc. - 0.48%
309,482	Autobytel, Inc. *	349,715

Computer Programming Services - 1.63%
68,000	Compuware Corp. *	663,680
152,700	Realnetwork, Inc.	519,180
		1,182,860
Construction Special Trade Contractors - 1.22%
66,100	Matrix Service Co. *	884,418

Contain & Package-Metal & Glass - 0.57%
10,601	Crown Holdings, Inc. *	411,531

Electric Services - 3.99%
300,077	GenOn Energy, Inc. *	1,158,297
33,966	PNM Resources, Inc.	568,591
31,600	Unisource Energy Corp.	1,179,628
		2,906,516
Electric Lighting & Wiring Equipment - 1.83%
167,864	LSI Industries, Inc.	1,332,840

Electronic Components - 2.55%
136,352	Pulse Electronics	602,676
129,631	CTS Corp.	1,253,532
		1,856,208
Entertainment-Music - 0.66%
58,255	Warner Music Group Corp. *	478,856

Fabricated Plate Work (Boiler Shops) - 0.89%
24,389	Global Power Equipment Group, Inc. *	646,796

Finance Services - 1.50%
45,400	Broadridge Financial Solutions, Inc.	1,092,778

Fire, Marine & Casualty Insurance - 3.55%
17,500	Endurance Specialty Holdings Ltd. (Bermuda)	723,275
50,000	Montpelier Re Holdings, Ltd. (Bermuda)	900,000
58,945	Selective Insurance Group, Inc.	959,035
		2,582,310
Food & Kindred Products - 2.56%
39,700	Sara Lee Corp.	753,903
214,149	Smart Balance, Inc. *	1,109,292
		1,863,195
Gold & Silver Ores - 0.47%
14,200	Coeur D'Alene Mines Corp. *	344,492

Home Health Care - 1.42%
1,109,071	Hooper Holmes, Inc.	1,031,325

Leisure Time - 1.46%
171,212	Callaway Golf Corp.	1,064,939

Life Insurance - 4.50%
110,600	Genworth Financial, Inc. Class-A *	1,136,968
344,506	Phoenix Co., Inc. *	847,485
123,831	Presidential Life Corp.	1,292,796
		3,277,249
Medical & Dental Instruments & Supply - 4.37%
171,902	Cryolife, Inc. *	962,651
34,251	Owens & Minor, Inc.	1,181,317
83,539	Vascular Solutions, Inc. *	1,035,884
		3,179,852
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.08%
102,895	Exide Technologies *	786,118

Operative Builders - 1.39%
61,000	Ryland Group, Inc.	1,008,330

Paper Mills - 1.80%
64,521	Abitibibowater, Inc. *	1,309,776

Paperboard Mills - 0.50%
5,508	Rocktenn Co.	365,400

Pharmaceutical Preparations - 2.32%
20,500	Endo Pharmaceuticals Holdings, Inc. *	823,485
67,545	Prestige Brands Holdings, Inc. *	867,278
		1,690,763
Plastics Products, NEC - 1.21%
85,908	Myers Industries, Inc.	883,134

Prepackaged Software - 1.67%
49,000	Lawson Software Americas, Inc.*	549,780
73,476	Saba Software, Inc. *	663,488
		1,213,268
Printed Circuit Boards - 2.66%
127,333	DDI Corp.	1,214,757
69,700	Sanmina-Sci Corp. *	720,001
		1,934,758
Production Technology Equipment - 1.00%
37,596	Electro Scientific Industries, Inc. *	725,603

Publishing-Newspapers - 1.63%
229,260	Journal Communications, Inc. Class-A	1,185,274

Radio & TV Broadcasting & Communications Equipment - 0.84%
56,807	SeaChange International, Inc. *	612,379

Retail-Stores, NEC - 1.92%
80,841	Christopher & Banks Corp.	464,836
24,500	IAC/Interactive Corp. *	935,165
		1,400,001
Savings Institution, Federally Chartered - 1.29%
101,438	Brookline Bancorp, Inc.	940,330

Security Brokers, Dealers & Flotation Companies - 5.33%
285,808	Cowen Group, Inc. Class-A*	1,074,638
288,003	GFI Group, Inc.	1,321,934
134,600	Knight Capital Group, Inc. Class-A *	1,483,292
		3,879,864
Semiconductors & Related Devices - 2.81%
74,170	AXT, Inc. *	628,962
94,800	Verigy Ltd. (Singapore) *	1,419,156
		2,048,118
Services-Misc Health & Allied Services - 0.61%
29,600	Wright Medical Group, Inc. *	444,000

Services-Motion Picture & Video Tape Production - 0.06%
9,100	Gaiam, Inc.	45,227

Services-Motion Picture Theaters - 0.31%
18,000	Regal Entertainment Group Class-A	222,300

Services-Personal Services - 0.69%
38,205	CPI Corp.	502,395

Surety Insurance - 3.52%
78,000	Assured Guaranty Ltd. (Bermuda)	1,272,180
109,506	Old Republic International Corp.	1,286,696
		2,558,876
Telephone & Telegraph Apparatus - 1.84%
290,045	Tellabs, Inc.	1,337,107

Title Insurance - 1.33%
96,417	Stewart Information Services Corp.	967,063

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.58%
18,145	MYR Group, Inc. *	424,593

TOTAL FOR COMMON STOCKS (Cost $54,892,772) - 86.98%		63,301,147

CORPORATE BONDS - 2.30%
31,800	Delphi Financial Group 7.376% 05/01/2067	779,736
29,938	Phoenix Companies Quibs 7.45% 11/15/2032	678,994
8,856	Pulte Homes, Inc. 7.375% 06/01/2046	213,961
.
TOTAL FOR CORPORATE BONDS (Cost $1,269,142) - 2.30%		1,672,691

SHORT-TERM INVESTMENTS - 13.43%
9,771,914	Huntington U.S. Treasury Money Market IV (Cost $9,771,914) 0.01% **	9,771,914

TOTAL INVESTMENTS (Cost $65,933,828) - 102.71%		74,745,752

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.71%)		(1,972,231)

NET ASSETS - 100.00%		$ 72,773,521

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,933828 amounted to $8,811,924, which consisted of aggregate gross unrealized appreciation of
$11,191,347 and aggregate gross unrealized depreciation of $2,379,423.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$63,301,147	$0	$0	$63,301,147
Exchange Traded Funds	$0	$0	$0	$0
Corporate Bonds	$1,672,691	$0	$0	$1,672,691
Cash Equivalents	$9,771,914	$0	$0	$9,771,914
Total	$74,745,752	$0	$0	$74,745,752

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 24, 2011

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 24, 2011

* Print the name and title of each signing officer under his or her signature.